UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  45
Form 13F Information Table Value Total:  $170,184,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                  Value       Shrs or                Investment       Voting Authority
Name of Issuer               Class        Cusip      (x$1000)     Prn Amt.   Shr/Prn     Discretion       Sole       None
--------------               -----        -----      --------     --------   -------     ----------       ----       ----
ALR Technologies              com       001630102           2       33,500     shr          sole          33,500          -
Abbott Laboratories           com       002824100       3,838       68,348     shr          sole          40,698     27,650
Adams Respiratory             com       00635P107       2,903       48,600     shr          sole          29,300     19,300
Automatic Data                com       053015103       5,616      126,125     shr          sole          70,725     55,400
Bank of New York              com       064058100         397        8,149     shr          sole           2,489      5,660
Baxter Int'l.                 com       071813109       5,509       94,900     shr          sole          47,500     47,400
Boeing Co.                    com       097023105       3,197       36,550     shr          sole          18,550     18,000
CVS Caremark                  com       126650100       5,909      148,665     shr          sole          80,965     67,700
Cadence Design                com       127387108       3,450      202,800     shr          sole          84,500    118,300
Capital One Financial         com       14040H105       3,784       80,075     shr          sole          41,025     39,050
Carnival Corp.                com       143658300       4,106       92,300     shr          sole          46,900     45,400
Comcast Corp.                 com       20030N101         444       24,000     shr          sole               -     24,000
Comcast Corp.                 com       20030N200       2,538      140,055     shr          sole          84,705     55,350
ConocoPhillips                com       20825C104         581        6,580     shr          sole           2,130      4,450
Currencyshares Euro           com       23130C108       2,811       19,200     shr          sole          12,950      6,250
Credit Suisse                 com       H3698D419         513        8,528     shr          sole           8,528          -
Exxon Mobil                   com       30231G102      18,246      194,747     shr          sole          53,005    141,742
Factset Research              com       303075105       3,994       71,710     shr          sole          44,610     27,100
General Dynamics              com       369550108       5,262       59,130     shr          sole          36,530     22,600
General Electric              com       369604103       6,609      178,284     shr          sole          98,284     80,000
Ishares S&P 100               com       464287101         475        6,900     shr          sole               -      6,900
Ishares Oil Equip & Ser       com       464288844         257        4,000     shr          sole               -      4,000
JP Morgan Chase               com       46625H100       4,935      113,057     shr          sole          70,057     43,000
Johnson & Johnson             com       478160104         392        5,884     shr          sole           5,884          -
Lehman Bros.                  com       524908100       1,937       29,600     shr          sole          22,000      7,600
Merck & Co.                   com       589331107       5,683       97,800     shr          sole          57,100     40,700
Microsoft                     com       594918104         249        7,000     shr          sole               -      7,000
Morgan Stanley                com       617446448       4,031       75,890     shr          sole          39,590     36,300
Nabors Industries             com       G6359F103       6,749      246,390     shr          sole         154,790     91,600
Pantry Inc                    com       698657103       2,174       83,205     shr          sole          44,305     38,900
Pepsico Inc.                  com       713448108       4,427       58,325     shr          sole          27,525     30,800
Proctor & Gamble              com       742718109       6,971       94,947     shr          sole          52,575     42,372
Royal Dutch Shell             com       780259206         354        4,200     shr          sole           4,200          -
SPDR 500 Tr.                  com       78462F103       4,724       32,310     shr          sole              10     32,300
SPDR Oil & Gas Tr.            com       78464A730         260        5,000     shr          sole               -      5,000
Schein, Henry                 com       806407102         307        5,000     shr          sole               -      5,000
Schlumberger, Ltd             com       806857108       9,350       95,050     shr          sole          58,350     36,700
Smith Int'l.                  com       832110100       3,478       47,100     shr          sole          15,000     32,100
Staples, Inc.                 com       855030102       3,357      145,500     shr          sole          67,800     77,700
Streettracks Gold Trust       com       863307104       5,690       69,000     shr          sole          35,600     33,400
3M Co.                        com       88579Y101       3,757       44,560     shr          sole          16,800     27,760
Tiffany & Co.                 com       886547108       4,638      100,750     shr          sole          47,350     53,400
United Technologies           com       913017109       5,262       68,750     shr          sole          38,450     30,300
Walgreen                      com       931422109       3,027       79,500     shr          sole          42,400     37,100
Williams Cos.                 com       969457100       7,990      223,300     shr          sole         123,500     99,800